Reconciliation of Financial Statements to Form 5500	12 Months Ended
Dec. 31, 2025
EBP Hourly DPS Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Reconciliation of Financial Statements to Form 5500

9.	Reconciliation of Financial Statements to Form 5500
The following are reconciliations of the Plan’s interest in the Master Trust and Master Trust A and the net assets available for benefits per the financial statements to the Form 5500 for the years ended December 31, 2025 and 2024, respectively (in thousands of dollars):

2025
Plan’s interest in the Master Trust at fair value	$834,255
Plan’s interest in the Master Trust for fully benefit-responsive investment contracts at contract value	129,627
963,882
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,275)
Plan’s interest in the Master Trust at fair value per the Form 5500	$958,607

2024
Plan’s interest in Master Trust A at fair value	$348,056
Plan’s interest in Master Trust A for fully benefit-responsive investment contracts at contract value	154,479
502,535
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(10,833)
Plan’s interest in Master Trust A at fair value per the Form 5500	$491,702

	2025	2024
Net assets available for benefits per the financial statements	$1,003,944	$962,097
Adjustment from contract value to fair value for fully benefit-responsive investment contracts	(5,275)	(10,833)
Net assets available for benefits per the Form 5500	$998,669	$951,264
The following is a reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 for the year ended December 31, 2025 (in thousands of dollars):

2025
Change in net assets available for benefits per the financial statements	$41,847
Adjustment for the net change in contract value of fully benefit-responsive investment contracts	5,558
Change in net assets available for benefits per the Form 5500	$47,405